Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Compensation and benefits (CHF million)
Salaries and variable compensation	2,719	3,503	3,011	6,222	6,469
Social security	207	322	321	529	566
Other	170	204	648	374	838
Compensation and benefits	3,096	4,029	3,980	7,125	7,873
Pension and other post-retirement expense	112	134	124	246	241
UK levy on variable compensation			447		447
Severance and other compensation expense related to headcount reductions in Investment Banking	142			142
QoQ Percent Change
Compensation and benefits (CHF million)
Salaries and variable compensation, % change (as a percent)	(22.00%)
Social security, % change (as a percent)	(36.00%)
Other, % change (as a percent)	(17.00%)
Compensation and benefits, % Change (as a percent)	(23.00%)
YoY Percent Change
Compensation and benefits (CHF million)
Salaries and variable compensation, % change (as a percent)	(10.00%)			(4.00%)
Social security, % change (as a percent)	(36.00%)			(7.00%)
Other, % change (as a percent)	(74.00%)			(55.00%)
Compensation and benefits, % Change (as a percent)	(22.00%)			(10.00%)